Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

9. Leases

As of December 31, 2022, the Company had ten operating leases of real property for office and laboratory use, for which the Company recorded right-of-use assets and lease liabilities as of the ASU 2016-02 effective date or lease commencement date, if later. In addition, three of the Company’s leases met the short-term exception, having lease terms of 12 months or less, and are therefore not recorded on the Company’s balance sheet. The Company’s leases do not include purchase options. Where the Company’s leases contain options to extend the lease term, the extended lease term is only included in the measurement of the lease when it is reasonably certain to remain in the lease beyond the non-cancelable term. The Company’s leases contain variable lease costs, which pertain to common area maintenance and other operating charges, that are expensed as incurred.

Operating leases

On July 8, 2016, the Company entered into a Master Service Agreement with Royal Free London NHS Foundation Trust, which included access rights to the laboratory space at the Royal Free Hospital, Pond Street, London, with a 5-year term. The Master Service Agreement was due to expire on August 31, 2020. On June 1, 2020, the Master Service Agreement was renewed and will expire on August 31, 2023. As of December 31, 2022, the future minimum payments to be committed to in relation to this lease up to the break date are £0.4 million or $0.5 million.

On February 1, 2019, the Company entered into six agreements with Stevenage Bioscience Catalyst to lease office and laboratory suites at Gunnels Wood Road, Stevenage, Hertfordshire, which were due to expire on January 31, 2021. In February 2021, the Company renewed the agreements which expired on July 31, 2022. On July 29, 2022, the Company renewed five of the agreements which commenced on August 1, 2022 with lease periods through April 2024, with a break clause at December 31, 2022.

On February 21, 2020, the Company entered into a non-cancellable operating lease in relation to office premises at Hammersmith Road, London for a period of 10 years, with a break clause at 5 years. As of December 31, 2022, the future minimum payments committed to in relation to this lease less any landlord incentives to be recognized up to the break total £2.8 million or $3.4 million.

On February 28, 2020, the Company entered into a 4-year manufacturing services collaboration agreement for laboratory space access at Gunnels Wood Road, Stevenage, Hertfordshire, with cancellation penalties of up to £2.2 million or $2.5 million should the Company terminate without due cause.

In December 2020, the Company entered into a new lease of a warehouse in west London, United Kingdom for a period of 10 years, with a break clause at 5 years. As of December 31, 2022, The future minimum payments to be committed to in relation to this lease up to the break date are £2.3 million or $2.8 million

In June 2021, the Company entered into a new lease of office premises in London, United Kingdom for a period of 3 years, with a break clause at 2 years. As of December 31, 2022, the future minimum payments to be committed to in relation to this lease up to the break date are £0.1 million or $0.1 million.

On October 1, 2021, the Company entered into a non-cancellable operating lease in relation to office and laboratory premises in Philadelphia, Pennsylvania in the United States for a period of 38 months. The right-of-use asset and lease liability was recorded on the lease commencement date, which was in January 2022. In connection with this lease, the Company maintains a required minimum balance, currently less than $0.1 million, in connection with a letter of credit issued for the benefit of the landlord for its commercial facility used as a security deposit for the lease. The total amount is classified as Restricted Cash and has been classified as a non-current asset on the Consolidated Balance Sheets. The letter of credit expires on September 30, 2023. However, it automatically extends for additional one-year periods, without written amendment agreement, in each succeeding calendar year, through the lease expiration date.

In June 2021, the Company entered into an obligation to take on a new lease of lab and office premises in Stevenage, Hertfordshire, United Kingdom for a period of 10 years, with a break clause at 3 and 6 years. This lease commenced in September 2022. As of December 31, 2022, the future minimum payments to be committed to in relation to this lease up to the break date are £0.7 million or $0.8 million.

On March 11, 2022, the Company entered into an agreement to reserve manufacturing capacity with a Contract Manufacturing Organization, or CMO, in King of Prussia, PA. The Company concluded that this agreement contains embedded leases as up to two Good Manufacturing Practices, or GMP, suites and office space at the facility are designated for the Company's exclusive use during the term of the agreement. The leased space has not yet been placed into service or made available for its intended use and has therefore not commenced as of December 31, 2022.

Summary of lease costs recognized under ASU 2016-02

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the years ended December 31, 2022, 2021 and 2020 (dollars in thousands):

	Years ended December 31,
	2022	2021	2020
Lease cost
Operating lease cost	$4,512	$4,718	$2,927
Variable lease cost	3,921	5,022	2,891
Short-term lease cost	363	65	49
	$8,796	$9,805	$5,867
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$4,859	$4,736	$1,844
Right of use assets obtained in exchange for new operating lease liabilities	$2,111	$314	$15,846
Weighted average remaining lease term (in years)	2.3	3.1	4.0
Weighted average discount rate	5.13%	4.86%	4.85%

Variable lease cost is determined based on usage in accordance with the contractual agreements.

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect as of December 31, 2022, the following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2022 (in thousands):

December 31,
2022
Operating lease liabilities payment
2023	$4,517
2024	3,331
2025	1,240
2026	-
Total lease payments	$9,088
Less: imputed interest	(512)
Present value of lease liability	$8,576